ORGANIZATION AND NATURE OF OPERATIONS (Details)	12 Months Ended
Dec. 31, 2014
ReneSola Zhejiang Ltd. formerly known as ZhejiangYuhui Solar Energy Source Co., Ltd. ("ReneSolaZhejiang")
List of all subsidiaries [Line Items]
Date of incorporation	Aug. 07, 2003
Place of incorporation	People's Republic of China (“PRC”)
Date of commencement	Jul. 01, 2005
Percentage of ownership	100.00%
ReneSola America Inc. ("ReneSola America")
List of all subsidiaries [Line Items]
Date of incorporation	Nov. 12, 2006
Place of incorporation	United States of America
Date of commencement	Nov. 01, 2006
Percentage of ownership	100.00%
ReneSola Singapore Pte Ltd. ("ReneSola Singapore")
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 28, 2007
Place of incorporation	Singapore
Date of commencement	May 01, 2007
Percentage of ownership	100.00%
Sichuan ReneSola Silicon Material Co., Ltd. ("Sichuan ReneSola")
List of all subsidiaries [Line Items]
Date of incorporation	Aug. 25, 2007
Place of incorporation	PRC
Date of commencement	Jul. 01, 2009
Percentage of ownership	100.00%
ReneSola Jiangsu Ltd. ("ReneSola Jiangsu")
List of all subsidiaries [Line Items]
Date of acquisition	May 31, 2009
Date of incorporation	Nov. 08, 2005
Place of incorporation	PRC
Date of commencement	May 31, 2009
Percentage of ownership	100.00%
Zhejiang ReneSola System Integration Ltd. formerly known as Zhejiang ReneSola Photovoltaic Materials Co., Ltd. ("Zhejiang ReneSolaPV Materials")
List of all subsidiaries [Line Items]
Date of incorporation	Apr. 30, 2010
Place of incorporation	PRC
Date of commencement	Jan. 01, 2011
Percentage of ownership	100.00%
Sichuan Ruiyu Photovoltaic Materials Co., Ltd. ("Sichuan Ruiyu")
List of all subsidiaries [Line Items]
Date of incorporation	Aug. 24, 2010
Place of incorporation	PRC
Date of commencement	Jul. 01, 2011
Percentage of ownership	100.00%
Sichuan RuixinPhotovoltaic Materials Co., Ltd. ("Sichuan Ruixin")
List of all subsidiaries [Line Items]
Date of incorporation	Nov. 23, 2010
Place of incorporation	PRC
Percentage of ownership	100.00%
Sichuan SiLiDe Composite Materials Co., Ltd. ("Sichuan SiLiDe")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 11, 2011
Place of incorporation	PRC
Percentage of ownership	100.00%
ReneSola Deutschland GmbH ("ReneSola Germany")
List of all subsidiaries [Line Items]
Date of incorporation	Sep. 26, 2011
Place of incorporation	Germany
Date of commencement	Aug. 01, 2012
Percentage of ownership	100.00%
Beijing Xuyuan Solar Energy Technology Co. , Ltd. ("Beijing Xuyuan")
List of all subsidiaries [Line Items]
Date of incorporation	Feb. 10, 2012
Place of incorporation	PRC
Percentage of ownership	100.00%
ReneSola New Energy S.A.R.L ("ReneSola New Energy")
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 28, 2012
Place of incorporation	Luxemburg
Percentage of ownership	100.00%
NOVE ECO ENERGY EOOD ("NOVE")
List of all subsidiaries [Line Items]
Date of acquisition	Apr. 09, 2012
Date of incorporation	Nov. 04, 2009
Place of incorporation	Bulgaria
Date of commencement	Aug. 01, 2012
Percentage of ownership	100.00%
MG SOLAR SYSTEMS EOOD ("MG")
List of all subsidiaries [Line Items]
Date of acquisition	Apr. 09, 2012
Date of incorporation	Oct. 27, 2009
Place of incorporation	Bulgaria
Date of commencement	Aug. 01, 2012
Percentage of ownership	100.00%
ReneSola Zhejiang Solar New Energy Academe ("Zhejiang Academe")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 27, 2012
Place of incorporation	PRC
Percentage of ownership	100.00%
ReneSola Australia PTY LTD ("ReneSola Australia")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 30, 2012
Place of incorporation	Australia
Date of commencement	Nov. 01, 2012
Percentage of ownership	100.00%
ReneSola Japan Ltd. ("ReneSola Japan")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 09, 2012
Place of incorporation	Japan
Date of commencement	Nov. 01, 2012
Percentage of ownership	100.00%
LUCAS EST S.R.L ("LUCAS")
List of all subsidiaries [Line Items]
Date of acquisition	Sep. 13, 2012
Date of incorporation	Dec. 17, 2008
Place of incorporation	Romania
Date of commencement	Jan. 01, 2014
Percentage of ownership	100.00%
ECOSFER ENERGY S.R.L ("ECOSFER")
List of all subsidiaries [Line Items]
Date of acquisition	Sep. 26, 2012
Date of incorporation	Nov. 17, 2011
Place of incorporation	Romania
Date of commencement	Jan. 01, 2014
Percentage of ownership	100.00%
ReneSola India Private Limited ("ReneSola India")
List of all subsidiaries [Line Items]
Date of incorporation	Nov. 22, 2012
Place of incorporation	India
Date of commencement	Dec. 01, 2012
Percentage of ownership	100.00%
Lucas Est Korea Co., Ltd ("Lucas Korea")
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 12, 2013
Place of incorporation	Korea
Percentage of ownership	100.00%
Ecosfer Energy Korea Co., Ltd ("Ecosfer Korea")
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 12, 2013
Place of incorporation	Korea
Percentage of ownership	100.00%
ReneSola UK Limited ("ReneSola UK")
List of all subsidiaries [Line Items]
Date of incorporation	Apr. 11, 2013
Place of incorporation	UK
Date of commencement	Jul. 01, 2013
Percentage of ownership	100.00%
ReneSola Shanghai Ltd ("ReneSola Shanghai")
List of all subsidiaries [Line Items]
Date of incorporation	May 30, 2013
Place of incorporation	PRC
Date of commencement	Oct. 01, 2013
Percentage of ownership	100.00%
ReneSola Zagreb d.o.o za usluge ("ReneSola Zagreb")
List of all subsidiaries [Line Items]
Date of incorporation	May 31, 2013
Place of incorporation	Croatia
Percentage of ownership	100.00%
ReneSola South Africa Proprietary Limited ("ReneSola South Africa")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 06, 2013
Place of incorporation	South Africa
Date of commencement	Feb. 01, 2014
Percentage of ownership	100.00%
ReneSola Panama Inc. ("ReneSola Panama")
List of all subsidiaries [Line Items]
Date of incorporation	Dec. 28, 2013
Place of incorporation	Panama
Date of commencement	Mar. 01, 2014
Percentage of ownership	100.00%
ReneSola France SAS ("ReneSola France")
List of all subsidiaries [Line Items]
Date of incorporation	Feb. 07, 2014
Place of incorporation	France
Date of commencement	Jul. 01, 2014
Percentage of ownership	100.00%
ReneSola Italy S.R.L. ("ReneSola Italy")
List of all subsidiaries [Line Items]
Date of incorporation	Mar. 28, 2014
Place of incorporation	Italy
Date of commencement	Jun. 01, 2014
Percentage of ownership	100.00%
ReneSola (Thailand) Inc. ("ReneSola Thailand")
List of all subsidiaries [Line Items]
Date of incorporation	Feb. 24, 2014
Place of incorporation	Thailand
Percentage of ownership	100.00%
RENESOLA MEXICO,S,de R.L de C.V. ("ReneSola Mexico")
List of all subsidiaries [Line Items]
Date of incorporation	Apr. 10, 2014
Place of incorporation	Mexico
Date of commencement	Jul. 01, 2014
Percentage of ownership	100.00%
RENESOLA TURKEY GuNES ENERJISI TEKNOLOJI HIZMETLERI VE TICARET L ("ReneSola Turkey")
List of all subsidiaries [Line Items]
Date of incorporation	Apr. 22, 2014
Place of incorporation	Turkey
Date of commencement	Aug. 01, 2014
Percentage of ownership	100.00%
PT. ReneSola Clean Energy ("ReneSola Indonesia")
List of all subsidiaries [Line Items]
Date of incorporation	May 14, 2014
Place of incorporation	Indonesia
Percentage of ownership	100.00%
Zhejiang Kexu Investment Co., Ltd. ("ReneSola Kexu")
List of all subsidiaries [Line Items]
Date of incorporation	Jun. 12, 2014
Place of incorporation	PRC
Percentage of ownership	100.00%
Jiashan Bangsheng Solar Power Co., Ltd. ("ReneSola Bangsheng")
List of all subsidiaries [Line Items]
Date of incorporation	Jun. 17, 2014
Place of incorporation	PRC
Percentage of ownership	100.00%
RENESOLA DO BRASIL COMERCIO E REPRENTACAO LTDA ("ReneSola Brazil")
List of all subsidiaries [Line Items]
Date of incorporation	May 12, 2014
Place of incorporation	Brazil
Percentage of ownership	100.00%
RENESOLA ENGINEERING INTERNATIONAL GMBH ("ReneSola Austria")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 22, 2014
Place of incorporation	Austria
Date of commencement	Dec. 01, 2014
Percentage of ownership	100.00%
HOLDING 1 LIMITED ("Holding 1")
List of all subsidiaries [Line Items]
Date of incorporation	Jul. 15, 2014
Place of incorporation	UK
Percentage of ownership	100.00%
ORTA WEDGEHILL SOLAR LIMITED ("Orta Wedgehill")
List of all subsidiaries [Line Items]
Date of acquisition	Aug. 20, 2014
Date of incorporation	Jun. 14, 2013
Place of incorporation	UK
Percentage of ownership	100.00%
HOLDCO 2 LIMITED ("Holdco 2")
List of all subsidiaries [Line Items]
Date of incorporation	Oct. 06, 2014
Place of incorporation	UK
Percentage of ownership	100.00%
ORTA FIELD HOUSE SOLAR LTD ("Orta Field house")
List of all subsidiaries [Line Items]
Date of acquisition	Oct. 15, 2014
Date of incorporation	Dec. 19, 2013
Place of incorporation	UK
Percentage of ownership	100.00%
RENESOLA Canada Limited ("ReneSola Canada")
List of all subsidiaries [Line Items]
Date of incorporation	Jun. 23, 2014
Place of incorporation	Canada
Date of commencement	Dec. 01, 2014
Percentage of ownership	100.00%
Holdco 3 Limited ("Holdco 3")
List of all subsidiaries [Line Items]
Date of incorporation	Oct. 22, 2014
Place of incorporation	UK
Percentage of ownership	100.00%
Orta Port Farms Solar Limited ("Orta Port Farms")
List of all subsidiaries [Line Items]
Date of acquisition	Dec. 11, 2014
Date of incorporation	Dec. 20, 2013
Place of incorporation	UK
Percentage of ownership	100.00%
Holdco 4 Limited ("Holdco 4")
List of all subsidiaries [Line Items]
Date of incorporation	Oct. 22, 2014
Place of incorporation	UK
Percentage of ownership	100.00%
Holdco 5 Limited ("Holdco 5")
List of all subsidiaries [Line Items]
Date of incorporation	Dec. 02, 2014
Place of incorporation	UK
Percentage of ownership	100.00%
Orta Membury Solar Limited ("Orta Membury")
List of all subsidiaries [Line Items]
Date of acquisition	Dec. 11, 2014
Date of incorporation	Jun. 14, 2013
Place of incorporation	UK
Percentage of ownership	100.00%
ReneSola New Energy Company Limited Liability Company ("ReneSola Russia")
List of all subsidiaries [Line Items]
Date of incorporation	Oct. 31, 2014
Place of incorporation	Russia
Percentage of ownership	100.00%
ReneSola Investment Management Ltd ("ReneSola Investment")
List of all subsidiaries [Line Items]
Date of incorporation	Dec. 02, 2014
Place of incorporation	British Virgin Island
Percentage of ownership	100.00%
ReneSola Chile SpA ("ReneSola Chile")
List of all subsidiaries [Line Items]
Date of incorporation	Aug. 14, 2014
Place of incorporation	Chile
Percentage of ownership	100.00%
Fuyunshenghui Photovoltaic energy Co., Ltd. ("ReneSola Fuyun")
List of all subsidiaries [Line Items]
Date of incorporation	Dec. 20, 2014
Place of incorporation	PRC
Percentage of ownership	100.00%